Document and Entity Information	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35312
Entity Registrant Name	Nuwellis, Inc.
Entity Central Index Key	0001506492
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0533453
Entity Address, Address Line One	12988 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	345-4200
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false